Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Brigham Resources, LLC	Post IPO	Class A Common Stock	Class B Common Stock	Shareholders' Contributed Capital	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Brigham Resources, LLC	Retained Earnings Post IPO	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2016	$ 300,498					$ 280,648				$ 19,850
Contributions	37,600					37,600
Distributions	(152,218)					(152,218)
Other comprehensive income	682												$ 682
Net income	115,612	$ 115,612								115,612
Ending balance at Dec. 31, 2017	302,174					166,030				135,462			682
Contributions	20,692					20,692
Distributions	(3,313)					(3,313)
Other comprehensive income	(682)												(682)
Net income	8,197									8,197
Ending balance at Mar. 31, 2018	327,068					183,409				143,659
Beginning balance at Dec. 31, 2017	302,174					166,030				135,462			682
Other comprehensive income	(682)
Net income	25,701	24,810
Net income	891
Ending balance at Sep. 30, 2018	366,834					208,728			$ (3,057)	161,163
Beginning balance at Dec. 31, 2017	302,174					166,030				135,462			682
Contributions	45,078					45,078
Distributions	(3,313)					(3,313)
Deferred tax liability arising from corporate reorganization	(3,057)								(3,057)
Proceeds from sale of equity securities	933					933
Other comprehensive income	(682)												$ (682)
Net income	32,815	30,976									$ 30,976
Net income	1,839									1,839
Ending balance at Dec. 31, 2018	373,948					208,728			(3,057)	168,277
Beginning balance at Mar. 31, 2018	327,068					183,409				143,659
Contributions	24,386					24,386
Net income	9,351									9,351
Ending balance at Jun. 30, 2018	360,805					207,795				153,010
Deferred tax liability arising from corporate reorganization	(3,057)								(3,057)
Proceeds from sale of equity securities	933					933
Net income	8,153	7,262									7,262
Net income	891									891
Ending balance at Sep. 30, 2018	366,834					208,728			(3,057)	161,163
Net income	7,114
Ending balance at Dec. 31, 2018	373,948					208,728			(3,057)	168,277
Net income	534	3,502								534	3,502
Ending balance at Mar. 31, 2019	377,984					208,728			(3,057)	172,313
Beginning balance at Dec. 31, 2018	373,948					208,728			(3,057)	168,277
Net income	9,293	5,092
Net income	1,824
Ending balance at Sep. 30, 2019	59,478						$ 220		63,203	(3,945)
Ending balance (in shares) at Sep. 30, 2019				21,997,198	28,777,802		21,997,000	28,778,000
Beginning balance at Mar. 31, 2019	377,984					208,728			(3,057)	172,313
Net income	314	$ 1,590								314	$ 1,590
Ending balance at Apr. 16, 2019	379,888					208,728			(3,057)	174,217
Exchange of Units of Brigham Minerals Holdings, LLC for Class A Common Stock and Class B Common Stock							$ 53		380,205
Exchange of Units of Brigham Minerals Holdings, LLC for Class A Common Stock and Class B Common Stock						(208,728)				(171,530)
Exchange of Units of Brigham Minerals Holdings, LLC for Class A Common Stock and Class B Common Stock (in shares)							5,322,000	28,778,000
Issuance of common stock in IPO, net of offering cost	274,913						$ 167		274,746
Issuance of common stock in IPO, net of offering cost (in shares)							16,675,000
Deferred tax asset arising from the IPO	13,664								13,664
Reclassification of non-controlling interests to temporary equity	(518,000)								(518,000)
Net income			$ (2,170)									$ (2,170)
Share-based compensation expense	7,505								7,505
Adjustment of temporary equity to redemption amount	(97,344)								(97,344)
Ending balance at Jun. 30, 2019	58,456						$ 220		57,719	517
Ending balance (in shares) at Jun. 30, 2019							21,997,000	28,778,000
Beginning balance at Apr. 16, 2019	379,888					$ 208,728			(3,057)	174,217
Deferred tax asset arising from the IPO	13,700
Ending balance at Sep. 30, 2019	59,478						$ 220		63,203	(3,945)
Ending balance (in shares) at Sep. 30, 2019				21,997,198	28,777,802		21,997,000	28,778,000
Beginning balance at Jun. 30, 2019	58,456						$ 220		57,719	517
Beginning balance (in shares) at Jun. 30, 2019							21,997,000	28,778,000
Issuance of common stock in IPO, net of offering cost	(1,465)								(1,465)
Net income	8,464
Share-based compensation expense	3,152								3,152
Common stock ($0.33 per share)	(7,206)									(7,206)
Dividend equivalent rights ($0.33 per share)	(402)									(402)
Net income	3,146									3,146
Adjustment of temporary equity to redemption amount	3,797								3,797
Ending balance at Sep. 30, 2019	$ 59,478						$ 220		$ 63,203	$ (3,945)
Ending balance (in shares) at Sep. 30, 2019				21,997,198	28,777,802		21,997,000	28,778,000